Other Financial Information - Schedule of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued clinical costs	$ 4,421	$ 2,067	$ 312
Accrued offering costs		496	28
Accrued compensation and related taxes	1,238	512	137
Accrued other	147	178	116
Total	$ 5,806	$ 3,253	$ 593